Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events
Subsequent Events

NOTE W. SUBSEQUENT EVENTS

On January 26, 2021, the company announced that the Board of Directors approved a quarterly dividend of $1.63 per common share. The dividend is payable March 10, 2021 to shareholders of record on February 10, 2021.